Schedule of Segmented Information (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Segmented Information Schedule Of Segmented Information 1	$ 1,163,651
Segmented Information Schedule Of Segmented Information 2	2,152,984
Segmented Information Schedule Of Segmented Information 3	362,952
Segmented Information Schedule Of Segmented Information 4	376,893
Segmented Information Schedule Of Segmented Information 5	1,526,603
Segmented Information Schedule Of Segmented Information 6	2,529,877
Segmented Information Schedule Of Segmented Information 7	0
Segmented Information Schedule Of Segmented Information 8	0
Segmented Information Schedule Of Segmented Information 9	1,678,235
Segmented Information Schedule Of Segmented Information 10	1,922,894
Segmented Information Schedule Of Segmented Information 11	1,678,235
Segmented Information Schedule Of Segmented Information 12	1,922,894
Segmented Information Schedule Of Segmented Information 13	3,204,838
Segmented Information Schedule Of Segmented Information 14	$ 4,452,771